Derivative Financial Instruments - Summary of Effectiveness of Cash Flow and Net Investment Hedges on Consolidated Statement of Income and Consolidated Statement of Other Comprehensive Income (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI beginning of year	$ (2,692)	$ (3,417)
Net gains (losses) recognized in OCI	2,396	(29)
Amount reclassified to net income as the hedged item affects net income	(2,110)	769
Amount reclassified to net income for hedges of forecasted transactions that are no longer expected to occur		(4)
Net gains (losses) included in non-financial asset/liability as a result of a hedged forecasted transaction		(11)
AOCI ending of year	(2,406)	(2,692)
Active hedges	(3,387)	(3,184)
Discountinued hedges	981	492
Cash flow hedges [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI beginning of year	791	(166)
Net gains (losses) recognized in OCI	2,543	361
Amount reclassified to net income as the hedged item affects net income	(2,604)	611
Amount reclassified to net income for hedges of forecasted transactions that are no longer expected to occur		(4)
Net gains (losses) included in non-financial asset/liability as a result of a hedged forecasted transaction		(11)
AOCI ending of year	730	791
Active hedges	(320)	224
Discountinued hedges	1,050	567
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI beginning of year	463	(154)
Net gains (losses) recognized in OCI	64	532
Amount reclassified to net income as the hedged item affects net income	(115)	85
AOCI ending of year	412	463
Active hedges	(457)	(148)
Discountinued hedges	869	611
Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI beginning of year	208	(450)
Net gains (losses) recognized in OCI	883	749
Amount reclassified to net income as the hedged item affects net income	(37)	(91)
AOCI ending of year	1,054	208
Active hedges	875	260
Discountinued hedges	179	(52)
Cash flow hedges [member] | Currency risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI beginning of year	99	445
Net gains (losses) recognized in OCI	1,769	(1,003)
Amount reclassified to net income as the hedged item affects net income	(2,574)	672
Amount reclassified to net income for hedges of forecasted transactions that are no longer expected to occur		(4)
Net gains (losses) included in non-financial asset/liability as a result of a hedged forecasted transaction		(11)
AOCI ending of year	(706)	99
Active hedges	(708)	91
Discountinued hedges	2	8
Cash flow hedges [member] | Equity price risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI beginning of year	21	(7)
Net gains (losses) recognized in OCI	(173)	83
Amount reclassified to net income as the hedged item affects net income	122	(55)
AOCI ending of year	(30)	21
Active hedges	(30)	21
Hedges of net investment in foreign operations [member] | Currency risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI beginning of year	(3,483)	(3,251)
Net gains (losses) recognized in OCI	(147)	(390)
Amount reclassified to net income as the hedged item affects net income	494	158
AOCI ending of year	(3,136)	(3,483)
Active hedges	(3,067)	(3,408)
Discountinued hedges	$ (69)	$ (75)